CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Retained Earnings	Loans to Parent	Accumulated Other Comprehensive Income (Loss)	Advantage Solutions Inc. Stockholders' Equity	Nonredeemable noncontrolling Interests	Predecessor Company	Predecessor Company Class A Common Stock	Predecessor Company Class B Common Stock	Predecessor Company Additional Paid-in Capital	Predecessor Company Accumulated Retained Earnings
Balance at Dec. 31, 2017	$ 2,847,366,000	$ 20,000		$ 20,000	$ 2,345,340,000	$ 2,345,360,000	$ (20,000)	$ 433,209,000	$ (248,000)	$ (4,689,000)	$ 2,773,632,000	$ 73,734,000
Balance, Shares at Dec. 31, 2017		203,750,000	125	203,749,875
Net (loss) income	(1,151,223,000)							(1,157,332,000)			(1,157,332,000)	6,109,000
Foreign currency translation adjustments	(12,345,000)									(8,961,000)	(8,961,000)	(3,384,000)
Total comprehensive (loss) income	(1,163,568,000)										(1,166,293,000)	2,725,000
Increase in noncontrolling interest	588,000											588,000
Redemption of noncontrolling interest	(1,393,000)				(1,196,000)						(1,196,000)	(197,000)
Loans to Karman Topco L.P.	(5,802,000)								(5,802,000)		(5,802,000)
Equity-based compensation	(7,877,000)				(7,877,000)						(7,877,000)
Balance at Dec. 31, 2018	1,669,314,000	$ 20,000			2,336,267,000			(724,123,000)	(6,050,000)	(13,650,000)	1,592,464,000	76,850,000
Balance (in shares) at Dec. 31, 2018		203,750,000
Net (loss) income	(19,756,000)							(21,172,000)			(21,172,000)	1,416,000
Balance at Dec. 31, 2019	1,577,799,000												$ 5,000,007	$ 169	$ 1,125	$ 2,529,572	$ 2,469,141
Foreign currency translation adjustments	7,012,000									5,497,000	5,497,000	1,515,000
Total comprehensive (loss) income	(12,744,000)										(15,675,000)	2,931,000
Increase in noncontrolling interest	12,749,000											12,749,000
Redemption of noncontrolling interest	(632,000)				(109,000)						(109,000)	(523,000)
Loans to Karman Topco L.P.	(194,000)								(194,000)		(194,000)
Equity-based compensation	1,313,000				1,313,000						1,313,000
Balance at Dec. 31, 2019	1,669,806,000	$ 20,000			2,337,471,000			(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Balance (in shares) at Dec. 31, 2019		203,750,000												1,686,834	11,250,000
Balance at May. 01, 2019													0
Balance, Shares at May. 01, 2019														0	0
Issuance of Class B common stock to Sponsor													25,000		$ 1,150	23,850
Issuance of Class B common stock to Sponsor (in Shares)															11,500,000
Net (loss) income													(2,000)				(2,000)
Balance at Jun. 30, 2019													23,000		$ 1,150	23,850	(2,000)
Balance (in shares) at Jun. 30, 2019															11,500,000
Balance at May. 01, 2019													0
Balance, Shares at May. 01, 2019														0	0
Net (loss) income													1,161,222
Balance at Sep. 30, 2019													5,000,008	$ 182	$ 1,125	3,837,479	$ 1,161,222
Balance (in shares) at Sep. 30, 2019														1,817,626	11,250,000
Balance at May. 01, 2019													0
Balance, Shares at May. 01, 2019														0	0
Issuance of Class B common stock to Sponsor													25,000		$ 1,150	23,850
Issuance of Class B common stock to Sponsor (in Shares)															11,500,000
Sale of Units in Initial Public Offering													450,000,000	$ 4,500		449,995,500
Sale of Units in Initial Public Offering (in Shares)														45,000,000
Sale of 7,333,333 Private Placement Warrants to Sponsor													$ 11,000,000			$ 11,000,000
Sale of 7,333,333 Private Placement Warrants to Sponsor (in Shares)													0	0	0	0	0
Underwriting discounts and offering costs													$ (25,362,474)			$ (25,362,474)
Forfeiture of Class B common stock															$ (25)	25
Forfeiture of Class B common stock (in Shares)															(250,000)
Common stock subject to possible redemption													(433,131,660)	$ (4,331)		(433,127,329)
Common stock subject to possible redemption (in Shares)														(43,313,166)
Net (loss) income													2,469,141				$ 2,469,141
Balance at Dec. 31, 2019	1,577,799,000												5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance at Dec. 31, 2019	1,669,806,000	$ 20,000			2,337,471,000			(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Balance (in shares) at Dec. 31, 2019		203,750,000												1,686,834	11,250,000
Balance at Jun. 30, 2019													23,000		$ 1,150	23,850	$ (2,000)
Sale of Units in Initial Public Offering (in Shares)														45,000,000
Balance, Shares at Jun. 30, 2019															11,500,000
Sale of 7,333,333 Private Placement Warrants to Sponsor													$ 11,000,000			$ 11,000,000
Sale of 7,333,333 Private Placement Warrants to Sponsor (in Shares)													0	0	0	0	0
Offering costs													$ (25,362,474)			$ (25,362,474)
Forfeiture of Class B common stock															$ 25	(25)
Forfeiture of Class B common stock (in Shares)															250,000
Shares subject to possible redemption													(431,823,740)	$ (4,318)		(431,819,422)
Shares subject to possible redemption (in Shares)														(43,182,374)
Net (loss) income													1,163,222				$ 1,163,222
Balance at Sep. 30, 2019													5,000,008	$ 182	$ 1,125	3,837,479	1,161,222
Balance (in shares) at Sep. 30, 2019														1,817,626	11,250,000
Sale of Units in Initial Public Offering													450,000,000	$ 4,500		449,995,500
Balance at Dec. 31, 2019	1,577,799,000												5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance, Shares at Dec. 31, 2019		203,750,000												1,686,834	11,250,000
Common stock subject to possible redemption													(901,390)	$ (9)		(901,381)
Common stock subject to possible redemption (in Shares)														(90,139)
Net (loss) income													901,393				901,393
Balance at Mar. 31, 2020													5,000,010	$ 160	$ 1,125	1,628,191	3,370,534
Balance (in shares) at Mar. 31, 2020														1,596,695	11,250,000
Balance at Dec. 31, 2019	1,577,799,000												5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance at Dec. 31, 2019	1,669,806,000	$ 20,000			2,337,471,000			(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Balance, Shares at Dec. 31, 2019		203,750,000												1,686,834	11,250,000
Net (loss) income													(4,061,354)
Balance at Sep. 30, 2020													5,000,003	$ 209	$ 1,125	6,590,882	(1,592,213)
Balance (in shares) at Sep. 30, 2020														2,092,969	11,250,000
Balance at Dec. 31, 2019	1,577,799,000												5,000,007	$ 169	$ 1,125	2,529,572	2,469,141
Balance at Dec. 31, 2019	1,669,806,000	$ 20,000			2,337,471,000			(745,295,000)	(6,244,000)	(8,153,000)	1,577,799,000	92,007,000
Balance, Shares at Dec. 31, 2019		203,750,000												1,686,834	11,250,000
Net (loss) income	(161,707,000)							(162,443,000)			(162,443,000)	736,000
Balance at Dec. 31, 2020	2,443,069,000
Foreign currency translation adjustments	13,038,000									8,827,000	8,827,000	4,211,000
Total comprehensive (loss) income	(148,669,000)										(153,616,000)	4,947,000
Recapitalization transaction, net of fees and deferred taxes	929,184,000	$ 11,000			929,172,000						929,184,000
Recapitalization transaction, net of fees and deferred taxes		109,675,182
Issuance of performance shares		$ 1,000			(1,000)
Issuance of performance shares, Shares		5,000,000
Loans to Karman Topco L.P.	(72,000)								(72,000)		(72,000)
Equity-based compensation	89,774,000				89,774,000						89,774,000
Balance at Dec. 31, 2020	$ 2,540,023,000	$ 32,000			$ 3,356,417,000			$ (907,738,000)	$ (6,316,000)	$ 674,000	$ 2,443,069,000	$ 96,954,000
Balance (in shares) at Dec. 31, 2020		318,425,182
Balance at Mar. 31, 2020													5,000,010	$ 160	$ 1,125	1,628,191	3,370,534
Balance, Shares at Mar. 31, 2020														1,596,695	11,250,000
Common stock subject to possible redemption													(17,630)	$ (1)		(17,629)
Common stock subject to possible redemption (in Shares)														(1,763)
Net (loss) income													17,629				17,629
Balance at Jun. 30, 2020													5,000,009	$ 159	$ 1,125	1,610,562	3,388,163
Balance (in shares) at Jun. 30, 2020														1,594,932	11,250,000
Common stock subject to possible redemption													4,980,370	$ 50		4,980,320
Common stock subject to possible redemption (in Shares)														498,037
Net (loss) income													(4,980,376)				(4,980,376)
Balance at Sep. 30, 2020													$ 5,000,003	$ 209	$ 1,125	$ 6,590,882	$ (1,592,213)
Balance (in shares) at Sep. 30, 2020														2,092,969	11,250,000